Significant Accounting Policies - Noncontrolling Interests (Details) - shares	Dec. 31, 2022	Mar. 14, 2022
Private Placement Warrants
Warrants exercised		7,200,000
Common stock shares outstanding		5,100,000
Class V Common Stock
Common stock shares outstanding	61,359,475
Inspirato LLC | Class V Common Stock
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	53.00%
Inspirato Incorporated
Noncontrolling Interest, Ownership Percentage by Parent	47.00%